Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Compensation of Key Management Personnel [Line Items]
Short term benefits	$ 4,112	$ 2,473	$ 2,214
Retirement benefit scheme contributions	21	12	12
Share-based payment	9,419	1,820	6,131
Total key management personnel compensation	$ 13,552	$ 4,305	$ 8,357